Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Summary of Trade and Other Receivables

	2021	2022
Trade receivables	$75,207	$30,406
Reserves on trade receivables	(1,681)	(3,730)
Prepaids	20,349	11,781
Other receivables	9,408	10,732
VAT receivable	6,515	6,788
Total trade and other receivables	$109,798	$55,977